Liabilities related to associates and joint ventures - Additional Information (Details) R$ in Millions, $ in Millions	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Framework agreement
Equity results and other results in associates and joint ventures	$ (454)			$ (535)		$ (470)	$ (701)
Samarco
Framework agreement
Proceeds from debt used for working capital	0		$ 21	$ 20	$ 56
Short-term facilities available for operations	64					64
Equity results and other results in associates and joint ventures						33
De-characterization of Germano dam
Framework agreement
Provision						$ 225		$ 221
Renova Foundation
Framework agreement
Provision	$ 560	R$ 2,820